Significant Accounting Judgements and Estimates	12 Months Ended
Dec. 31, 2021
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Significant Accounting Judgements and Estimates
Note 3 – Significant Accounting Judgements and Estimates
In the application of the Company’s accounting policies, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Judgements, estimates and assumptions applied are based on historical experience and other factors that are relevant, and which are available at the reporting date. Uncertainty concerning estimates and assumptions could result in outcomes, that require a material adjustment to assets and liabilities in future periods.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively. While the application of critical accounting estimates is subject to material estimation uncertainties, management’s ongoing revisions of critical accounting estimates and underlying assumptions have not revealed any material impact in any of the years presented in the consolidated financial statements.
Significant Accounting Judgements
Critical accounting judgements which have a material impact on the consolidated financial statements are described in the following sections.
Other Revenue
Other revenue is primarily generated from collaboration and license agreements, which typically involve multiple promises, and thus require significant judgements by management on certain areas including:

•	Determining whether the promises in the agreements are distinct performance obligations;

•	Identifying and constraining variable consideration in the transaction price including milestone payments;

•	Allocating transaction price to identified performance obligations based on their relative stand-alone selling prices; and

•	Determining whether performance obligations are satisfied over time, or at a point in time.
Three license agreements with the Company’s associate VISEN Pharmaceuticals (“licensee”), grant the licensee exclusive rights to develop, manufacture, and commercialize patented product candidates in Greater China, including the right to grant sub-licenses
to third parties. In addition to granting exclusive rights, the Company agreed to provide clinical supply and development services to VISEN.
Critical judgements relating to the license agreements are described below.
Classification of License Agreements
Collaboration and license agreements within the Company’s industry are often structured so that each party contributes its respective skills in the various phases of a development project, and significant judgement is required by management to determine whether such agreements comprise customer/supplier relationship or joint arrangements where parties share risks and rewards.
It has been concluded that no joint control exists for the Company’s license agreements and the parties do not have any financial obligations on behalf of each other. Accordingly, since neither of the license agreements are considered to be joint arrangements, these are classified as contracts with customers.
Identifying Performance Obligations
In determination of the performance obligations and allocation of the transaction price, the stand-alone values of the promises and the Company’s responsibility in the development activities have been considered. Since licensed product candidates are all in phase 1 clinical trials or later stages of development, the licensee can benefit from each promise in the contract either on their own or together with readily available resources. Accordingly, licenses, development services, and clinical trial supplies are all considered distinct performance obligations.
Classification of Licenses as
“Right-to-Use”
or
“Right-to-Access”
Management has considered whether the Company is obligated or expected to perform research and development activities that significantly affect the licensee’s ability to benefit from the product candidates. Since licensed products are patented drug formulas, future activities performed by the Company do not affect their stand-alone functionalities. Accordingly, all three licenses have been classified as
“right-to-use”,
with revenue recognized at the point in time, where licensee is granted access to the intellectual property.

Internally Generated Intangible Assets
Development of Drug Candidates
IAS 38, “Intangible Assets” prescribes that intangible assets arising from development projects must be recognized in the consolidated statements of financial position if the criteria for capitalization are met. That means (1) that the development project is clearly defined and identifiable; (2) that technological feasibility, adequate resources to complete and a market for the product or an internal use of the project can be documented; (3) that the expenditure attributable to the development project can be measured reliably; and (4) that the Company has the intent to produce and market the product. Such an intangible asset shall be recognized if it can be demonstrated that the future income from the development project will exceed the aggregate cost of development, production, sale and administration of the product.
Due to the risk associated with drug development, future income from development projects related to drug candidates cannot be determined with sufficient certainty until the development activities have been completed and the necessary marketing approvals have been obtained. Accordingly, the Company does not recognize internally generated intangible assets at this time.
Leases
Determination of Lease Term
Certain lease arrangements include contractual rights (not obligations) to either extend the lease after the initial term, or not to terminate the lease within the enforceable lease term, i.e., periods where lessor cannot terminate the lease. Those options cover periods in the range from two to five years in addition to the non-cancellable
periods. Significant judgement is required by management to determine whether it is reasonably certain to exercise an extension option, or not to exercise a termination option, upon occurrence of an event of change in circumstances that is within the control of the Company.
Significant Estimation Uncertainties
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.
Revenue and Provisions
Provision for Sales Rebates and Product Returns
Sales rebates and product returns are considered variable consideration and constrained to the extent that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainties associated with the rebate item is subsequently resolved, or for product returns, when the sold products are distributed to patients.
Provisions for unsettled sales rebates and product returns are estimated on the basis of a percentage of sales as defined by individual agreements and contracts, and for government rebates by individual state- and plan agreements. Further input in the calculations is based on payer channel mix, current contract prices under eligible programs, patient groups and current inventory levels in the distribution channels. Provisions are adjusted to absolute amounts and recognized as other liabilities when estimated sales rebates and returns are processed.
Share-Based Payment
Warrant Compensation Costs
IFRS 2, “Share-Based Payment” requires an entity to reflect in its consolidated statement of profit or loss and financial position, the effects of share-based payment transactions. Warrant compensation costs are recognized as cost of sales, research and development costs or selling, general and administrative expenses, as appropriate, over the vesting period, based on management’s best estimate of the number of warrants that will ultimately vests, which is subject to uncertainty.
Warrant compensation costs are measured according to the grant date fair values of the warrants granted. Estimating fair values requires the Company to apply generally accepted valuation models and apply these models consistently according to the terms and conditions of the specific warrant program. Under all warrant programs, the Black-Scholes option-pricing model has been applied to determine the fair value of warrants granted. Subjective judgements and assumptions, which are subject to estimation uncertainties, need to be exercised in determining the appropriate input to the valuation model. These inputs include expected volatility of the Company’s share price for a historic period equaling the expected lifetime of the warrants, reflecting the assumption that the historical volatility over a period similar to the life of the warrants is indicative of future trends. In 2021, the Company has for the first time, in connection with determining the grant date fair value of warrants and accordingly, warrant compensation costs, applied the price of the Company’s ADSs, each representing one ordinary share of the Company, as input for expected volatility. Until December 31, 2020, the expected volatility was calculated using a simple average of daily historical data of comparable publicly traded companies, as the Company did not have sufficient data for the volatility of the Company’s own share price. Refer to Note 7 “Share-based Payment”, for additional details on the Company’s warrant program and option-pricing model input.
Warrant compensation cost recognized in the consolidated statement of profit or loss was €66.1 million, €53.2 million and €37.5 million for the years ended
December 31, 2021, 2020 and 2019, respectively.
Prepayments and Accruals
Project Development Costs
Development of drug candidates requires significant resources, and establishment of long-term working relationships with CROs and CMOs. Work performed by CROs and CMOs and other suppliers, often comprise deliveries for more than one reporting period, and where payment terms for contractual work do not necessarily reflect the stage of completion of the individual projects and activities. Accordingly, determination of the stage of completion for ongoing project activities include estimation uncertainties as future efforts to complete the specific activity may be difficult to predict.
On each reporting date, all significant ongoing activities are reviewed to determine the stage of completion and compared to the invoices received. Accruals are recognized for individual projects where the stage of completion exceeds costs of invoices received. Similarly, prepayments are recognized for invoiced costs in excess of the stage of completion. The Company has implemented accrual calculation models and policies, to ensure that consistent accrual procedures are applied, which includes analyzing significant project stages and payment structures, comparing project milestones to planned performance, and revisiting prior periods estimates.
As of December 31, 2021, the consolidated statement of financial position included prepaid project costs of €8.0 million and accrued project costs of €23.5 million, compared to €10.5 million and €17.0 million, respectively, as of December 31, 2020.